 OMB APPROVAL

 OMB Number:       3235-0578
Expires:  April 30, 2013
Estimated average burden

 hours per response.....
10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-22014

                    Pioneer Diversified High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
				Pioneer Diversified High Income Trust
				SCHEDULE OF INVESTMENTS 1/31/11 (unaudited)

	Principal		S&P/Moody's
	Amount		Ratings
	USD ($)		(unaudited)		Value

				ASSET BACKED SECURITIES - 1.3% of Net Assets
				Banks - 0.7%
				Thrifts & Mortgage Finance - 0.7%
	246,741	(a)	AA+/Aa1	Ace Securities Corp., 1.16%, 12/25/34	$ 192,734
	699,000	(a)	BBB+/Caa2	Carrington Mortgage Loan Trust, 0.46, 2/25/37	468,517
	497,092	(a)	CCC/NR	Countrywide Asset-Backed Certificates, 0.711%, 3/25/47 (144A)	248,908
	203,463	(a)	B-/B3	GSAMP Trust, 0.391%, 1/25/37	184,492
	570,986	(a)	CC/Ca	Lehman XS Trust, 0.613%, 12/25/35	191,867
				Total Banks	$ 1,286,518

				Diversified Financials - 0.5%
				Other Diversified Financial Services - 0.4%
	1,137,467	(a)	B-/Caa1	Aircraft Finance Trust, 0.741%, 5/15/24 (144A)	$ 659,731
	70,017	(a)	B-/Ba3	Aircraft Finance Trust, 0.761%, 5/15/24 (144A)	65,115
					$ 724,846
				Specialized Finance - 0.1%
	150,000		BBB-/Baa3	Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37 (144A)	$ 153,750
				Total Diversified Financials	$ 878,596

				Real Estate - 0.1%
				Mortgage Real Estate Investment Trust - 0.1%
	97,965		NR/NR	Real Estate Asset Trust, 10.0%, 9/25/40 (144A)	$ 97,965
				Total Real Estate	$ 97,965
				TOTAL ASSET BACKED SECURITIES	$ 2,263,079
				(Cost $2,237,017)

				COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9% of Net Assets
				Banks - 0.9%
				Thrifts & Mortgage Finance - 0.9%
	242,599	(a)	CCC/C	Countrywide Home Loans, 0.611%, 3/25/35	$ 68,134
	504,258	(a)	CC/C	Downey Savings and Loan Association Mortgage Loan Trust, 0.631%, 10/19/45	236,364
	239,579	(a)	D/C	Downey Savings and Loan Association Mortgage Loan Trust, 0.681%, 10/19/45	33,080
	1,104,563	(a)	AAA/A3	Impac CMB Trust, 1.021%, 1/25/35	890,018
	83,133	(a)	D/B3	Impac Secured Assets CMN Owner Trust, 0.35%, 11/25/36	78,488
	355,326	(a)	D/C	Luminent Mortgage Trust, 0.521%, 7/25/36	21,063
	373,069	(a)	AAA/Caa1	WaMu Mortgage Pass-Through Certificates, 0.491%, 4/25/45	315,865
				Total Banks	$ 1,643,012
				TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
				(Cost $2,060,787)	$ 1,643,012

				CORPORATE BONDS & NOTES - 94.8% of Net Assets
				Energy - 8.3%
				Coal & Consumable Fuels - 1.0%
	850,000	(c)	BB/Ba3	Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)	$ 966,875
	738,000		BB-/B1	Drummond Co., Inc., 9.0%, 10/15/14 (144A)	793,350
					$ 1,760,225
				Oil & Gas Drilling - 0.9%
NOK	500,000	(a)	NR/NR	Aker Drilling ASA,1.0%, 2/24/16	$ 88,730
NOK	500,000		NR/NR	Aker Drilling ASA,11.0%, 2/24/16	86,566
	670,000		B-/B3	Offshore Group Investments, Ltd., 11.5%, 8/1/15(144A)	745,375
	500,000		B/NR	Pioneer Drilling Co., 9.875%, 3/15/18	540,625
					$ 1,461,296
				Oil & Gas Equipment & Services - 2.3%
	1,500,000		B+/B1	American Petroleum Tankers LLC, 10.25%, 5/1/15 (144A)	$ 1,561,875
	730,000		B/B2	Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)	719,050
	65,067	(b)	NR/NR	Nexus 1 Pte., Ltd., 10.5%, 3/7/12 (144A)	65
	900,000	(a)	NR/NR	Sevan Marine ASA, 3.443$,5/14/13 (144A)	810,000
NOK	2,560,000	(a)	NR/NR	Sevan Marine ASA, 12.59%, 10/24/12 (144A)	463,162
NOK	2,500,000	(a)	NR/NR	Sevan Marine ASA, 14.0%, 10/24/14 (144A)	432,829
					$ 3,986,981

				Oil & Gas Exploration & Production - 2.9%
	505,000		BB-/B2	Berry Petroleum Co., 10.25%, 6/1/14	$ 582,012
	125,000		BB/Ba3	Chesapeake Energy Corp., 9.5%, 2/15/15	146,250
	970,000		BB-/B2	Hilcorp Energy I LP, 9.0%, 6/1/16 (144A)	1,023,350
	685,000		B/B2	Linn Energy LLC/Linn Energy Finance Corp., 11.75%, 5/15/17	792,888
NOK	2,500,000		NR/NR	Norwegian Energy Co. AS, 12.9%, 11/20/14	452,307
NOK	3,000,000	(a)	NR/NR	PA Resources AB, 10.06%, 3/9/11	514,201
	240,000		B-/B3	Quicksilver Resources, Inc., 7.125%, 4/1/16	230,400
	472,000		B-/Caa1	Rosetta Resources, Inc., 9.5%, 4/15/18	520,970
	670,000	(d)	B/B3	SandRidge Energy, Inc., 8.625%, 4/1/15	688,425
					$ 4,950,803
				Oil & Gas Refining & Marketing - 0.7%
	1,310,000	(c)	B/B2	Petroplus Finance, Ltd., 9.375%, 9/15/19 (144A)	$ 1,277,250

				Oil & Gas Storage & Transportation - 0.5%
	500,000		B+/B1	Holly Energy Partners LP, 6.25%, 3/1/15	$ 495,000
	450,000	(a)	BB/Ba1	Southern Union Co., 7.2%, 11/1/66	423,000
					$ 918,000
				Total Energy	$ 14,354,555

				Materials - 11.2%
				Aluminum - 1.0%
	1,351,578	(a)(d)	CCC+/B3	Noranda Aluminum Acquisition Corp., 5.193%, 5/15/15	$ 1,260,346
	405,000		B/B2	Novelis, Inc., 8.75%, 12/15/20 (144A)	439,931
					$ 1,700,277
				Building Products - 0.1%
EURO	200,000	(a)(e)	B-/NR	C10 - EUR Capital SPV, Ltd., 6.277%	$ 180,973

				Commodity Chemicals - 0.2%
	300,000		NR/WR	Montell Finance Co. BV, 8.1%, 3/15/27 (144A)	$ 336,000

				Construction Materials - 0.6%
	865,000		CCC+/B3	AGY Holding Corp., 11.0%, 11/15/14	$ 774,175
	300,000	(a)(e)	B-/NR	C8 Capital SPV, Ltd., 6.64% (144A)	216,000
	100,000		B/NR	Cemex SAB de CV, 9.0%, 1/11/18 (144A)	102,500
					$ 1,092,675
				Diversified Chemicals - 1.2%
EURO	1,275,000		CCC/Caa2	Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)	$ 1,708,705
	275,000		CCC/Caa1	Momentive Performance Materials, Inc., 9.0%, 1/15/21 (144A)	292,875
					$ 2,001,580
				Diversified Metals & Mining - 1.0%
	371,096	(b)(d)	NR/NR	Blaze Recycling & Metals LLC, 13.0%, 7/16/12	$ 316,359
	428,000		BBB/Baa2	Teck Resources, Ltd., 10.25%, 5/15/16	524,300
	750,000		BB /Ba2	Vedanta Resources Plc, 9.5%, 7/18/18 (144A)	826,875
					$ 1,667,534
				Forest Products - 0.1%
	186,000		BB-/Ba3	Grupo Papelero Scribe SA, 8.875%, 4/7/20 (144A)	$ 185,070

				Metal & Glass Containers - 1.6%
	1,145,000		CCC+/B2	AEP Industries, Inc., 7.875%, 3/15/13	$ 1,142,137
EURO	255,000		NR/NR	Ardagh Glass Finance Plc, 9.25%, 7/1/16 (144A)	383,694
	175,000		CCC+/B3	BWAY Holdings Co., 10.0%, 6/15/18 (144A)	190,750
	1,000,000	(d)	CCC+/Caa1	BWAY Parent Co., Inc., 10.125%, 11/1/15 (144A)	1,050,000
					$ 2,766,581
				Paper Packaging - 1.2%
	750,103	(f)	NR/NR	Corporacion Durango SAB de CV, 6.0%, 8/27/16	$ 689,157
	700,000		B-/Caa1	Graham Packaging Co., Inc., 9.875%, 10/15/14	724,500
	750,000		B/B3	U.S. Corrugated, Inc., 10.0%, 6/1/13	735,000
					$ 2,148,657
				Paper Products - 1.6%
	667,000		B+/B1	ABI Escrow Corp., 10.25%, 10/15/18 (144A)	$ 752,042
	500,000		B+/B1	Appleton Papers, Inc., 10.5%, 6/15/15 (144A)	513,750
	260,000		BB/Ba3	Clearwater Paper Corp., 10.625%, 6/15/16	296,725
	814,000		B/B3	Exopack Holding Corp., 11.25%, 2/1/14	836,385
	344,000		B/B3	Mercer International, Inc., 9.5%, 12/1/17 (144A)	361,200
					$ 2,760,102
				Precious Metals & Minerals - 0.3%
	500,000		BB-/Ba3	ALROSA Finance SA, 8.875%, 11/17/14 (144A)	$ 563,300

				Steel - 2.3%
	1,245,000		CCC+/Caa2	Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)	$ 1,123,612
	350,000		B+/B3	Atkore International, Inc., 9.875%, 1/1/18 (144A)	373,625
	450,000		B+ /B3	Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)	450,000
	250,000		B/B2	Evraz Group SA, 8.875%, 4/24/13 (144A)	269,375
	250,000	(c)	B/B2	Evraz Group SA, 9.5%, 4/24/18 (144A)	282,188
	500,000		NR/B2	Metinvest BV, 10.25%, 5/20/15 (144A)	531,412
	920,000		CCC+/Caa1	Ryerson, Inc., 12.0%, 11/1/15	975,200
EURO	50,000		CC/Ca	Zlomrex International Finance SA, 8.5%, 2/1/14 (144A)	53,469
					$ 4,058,881
				Total Materials	$ 19,461,630

				Capital Goods - 5.9%
				Aerospace & Defense - 0.3%
	405,000		BBB-/Ba3	DigitalGlobe, Inc., 10.5%, 5/1/14	$ 462,712
	90,000		BB-/Ba3	GeoEye, Inc., 9.625%, 10/1/15	101,700
					$ 564,412
				Building Products - 0.2%
	365,000		BB/B2	USG Corp., 9.75%, 8/1/14 (144A)	$ 394,200

				Construction & Engineering - 0.5%
	850,000		B+/Caa1	New Enterprise Stone & Lime Co., 11.0%, 9/1/18 (144A)	$ 847,875

				Construction & Farm Machinery & Heavy Trucks - 1.4%
	720,000		B+/Caa1	American Railcar Industries, Inc., 7.5%, 3/1/14	$ 729,000
	770,000		CCC/Caa2	Commercial Vehicle Group, Inc., 8.0%, 7/1/13	754,600
	950,000		CCC/Caa2	Greenbrier Companies, Inc., 8.375%, 5/15/15	971,375
					$ 2,454,975
				Electrical Components & Equipment - 0.5%
	750,000		B-/B3	WireCo WorldGroup, 9.5%, 5/15/17 (144A)	$ 798,750

				Industrial Conglomerates - 0.6%
	90,000	(g)	NR/NR	Little Traverse Bay Bands of Odawa Indians, 9.0%, 8/31/20 (144A)	$ 73,800
EURO	100,000		BB-/Ba3	Mark IV USA/EURO LUX, 8.875%, 12/15/17 (144A)	146,698
	740,000		CCC+/Caa1	Park-Ohio Industries, Inc., 8.375%, 11/15/14	756,650
					$ 977,148
				Industrial Machinery - 1.1%
	500,000	(b)	NR/WR	Indalex Holding Corp., 11.5%, 2/1/14	$ 8,125
	335,000		B/B3	Liberty Tire Recycling, 11.0%, 10/1/16 (144A)	371,850
	875,000		CCC+/B3	Mueller Water Products, Inc., 7.375%, 6/1/17	849,844
	665,000		B+/NR	WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)	673,313
					$ 1,903,132
				Trading Companies & Distributors - 1.3%
	150,000		B/B3	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 9.625%, 3/15/18	$ 165,000
	1,090,000		B-/B3	Intcomex, Inc., 13.25%, 12/15/14 (144A)	1,147,225
	1,000,000		B/B1	Wesco Distribution, Inc., 7.5%, 10/15/17	1,030,000
					$ 2,342,225
				Total Capital Goods	$ 10,282,717
				Commercial & Professional Services - 0.4%
				Diversified Support Services - 0.2%
	400	(h)	NR/B3	MSX International, Ltd., UK, 12.5%, 4/1/12 (144A)	$ 344,000

				Environmental & Facilities Services - 0.2%
	700,000	(b)(g)	NR/WR	Aleris International, Inc., 10.0%, 12/15/16	$ -
	210,000		BB-/B2	Casella Waste Systems, Inc., 11.0%, 7/15/14	235,725
EURO	107,128		CCC+/Caa2	New Reclamation Group Pty., Ltd., 8.125%, 2/1/13 (144A)	124,842
					$ 360,567
				Total Commercial & Professional Services	$ 704,567

				Transportation - 1.8%
				Air Freight & Logistics - 0.6%
	929,000	(c)	CCC+/Caa1	CEVA Group Plc, 11.5%, 4/1/18 (144A)	$ 1,004,676

				Airlines - 0.2%
	305,000		BB-/Ba2	Delta Air Lines, Inc., 9.5%, 9/15/14 (144A)	$ 333,213

				Airport Servoces - 0.3%
	450,000		B/B2	Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)	$ 481,517

				Marine Ports & Services - 0.3%
	835,000		NR/NR	Oceanografia SA de CV, 11.25%, 7/15/15 (144A)	$ 501,000

				Trucking - 0.4%
	425,000		B-/Caa1	Swift Services Holdings, Inc., 10.0%, 11/15/18 (144A)	$ 459,531
	300,000		B/B3	Syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)	308,250
					$ 767,781
				Total Transportation	$ 3,088,187

				Automobiles & Components - 1.8%
				Auto Parts & Equipment - 1.7%
	980,000		CCC+/Caa2	Allison Transmission, Inc., 11.0%, 11/1/15 (144A)	$ 1,073,100
	160,000		CCC/Caa1	Stanadyne Corp., 10.0%, 8/15/14	160,800
	500,000	(f)	CCC-/Caa3	Stanadyne Corp., 12.0%, 2/15/15	450,000
	1,125,000	(c)	B+/B1	Tower Automotive Holdings USA LLC, 10.625%, 9/1/17 (144A)	1,217,813
					$ 2,901,713
				Tires & Rubber - 0.1%
	235,000	(c)	B+/B1	Goodyear Tire & Rubber Co., 10.5%, 5/15/16	$ 266,725
				Total Automobiles & Components	$ 3,168,438

				Consumer Durables & Apparel - 2.5%
				Homebuilding - 1.0%
	530,000		CCC/Caa2	Beazer Homes USA, Inc., 9.125%, 6/15/18	$ 537,950
	430,000		BB-/Ba3	Desarrolladora Homex SA de CV, 9.5%, 12/11/19 (144A)	490,316
	695,000		B+/B1	Meritage Homes Corp., 6.25%, 3/15/15	698,475
					$ 1,726,741
				Housewares & Specialties - 0.9%
	500,000		B-/Caa1	Reynolds Group Holdings, Ltd, 9.0%, 4/15/19 (144A)	$ 525,000
	1,000,000		CCC+/B3	Yankee Acquisition Corp., 9.75%, 2/15/17	1,050,000
					$ 1,575,000
				Leisure Products - 0.6%
	1,000,000		B-/B2	Icon Health & Fitness, 11.875%, 10/15/16 (144A)	$ 1,032,500
				Total Consumer Durables & Apparel	$ 4,334,241

				Consumer Services - 3.1%
				Casinos & Gaming - 2.0%
	500,000	(b)	NR/WR	Buffalo Thunder Development Authority, 9.375%, 12/15/14 (144A)	$ 160,000
EURO	1,155,000		B/B2	Codere Finance Luxembourg SA, 8.25%, 6/15/15 (144A)	1,603,309
	395,000		B+/B2	FireKeepers Development Authority, 13.875%, 5/1/15 (144A)	470,050
	1,615,000	(b)	NR/WR	Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (144A)	191,781
EURO	500,000		B/B3	Peermont Global, Ltd., 7.75%, 4/30/14 (144A)	613,526
	450,000		BB-/B1	Scientific Games International, Inc., 9.25%, 6/15/19	482,625
	585,000	(b)	NR/WR	Station Casinos, Inc., 6.625%, 3/15/18	59
					$ 3,521,350
				Restaurants - 0.5%
	400,000	(c)	B-/Caa1	Burger King Corp., 9.875%, 10/15/18	$ 427,000
	360,000		CCC+/Caa2	Dunkin Finance Corp., 9.625%, 12/1/18 (144A)	367,200
					$ 794,200
				Specialized Consumer Services - 0.6%
	685,000		BB-/B1	Service Corp. International, 7.0%, 5/15/19	$ 703,838
	350,000		B-/B3	StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings, 10.25%, 12/1/17	364,000
					$ 1,067,838
				Total Consumer Services	$ 5,383,388

				Media - 6.2%
				Advertising - 1.5%
	1,100,000		B-/B3	Affinity Group, Inc., 11.5%, 12/1/16 (144A)	$ 1,113,750
	716,000		BB-/B2	MDC Partners, Inc., 11.0%, 11/1/16	787,600
	800,000		B-/Caa2	Sitel LLC/Sitel Finance Corp., 11.5%, 4/1/18 (144A)	716,000
					$ 2,617,350
				Broadcasting - 3.1%
	182,676		B/B2	CCH II LLC, 13.5%, 11/30/16	$ 221,038
	840,000		B/B1	Hughes Network Systems LLC, 9.5%, 4/15/14	867,300
	959,570	(d)	CCC+/Caa3	Intelsat Bermuda, Ltd., 11.5%, 2/4/17	1,093,910
	500,000		B+/B3	Intelsat Subsidiary Holding Co., Ltd., 8.5%, 1/15/13	502,500
EURO	100,000		B/B2	Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)	139,157
EURO	124,999		CCC+/Caa2	Ono Finance II Plc, 11.125%, 7/15/19 (144A)	174,747
	430,000		B-/Caa1	Telesat Canada, 12.5%, 11/1/17	520,300
EURO	200,000		B+/B1	TVN Finance Corp II AB, 10.75%, 11/15/17 (144A)	304,338
	1,451,560	(d)	CCC+/Caa2	Univision Communications, Inc., 9.75%, 3/15/15 (144A)	1,531,396
					$ 5,354,686
				Movies & Entertainment - 1.1%
	1,710,000		CCC+/Caa1	AMC Entertainment, Inc., 9.75%, 12/1/20 (144A)	$ 1,838,250

				Publishing - 0.5%
	600,000		CCC+/Caa2	Cengage Learning Acquisitions, Inc., 10.5%, 1/15/15 (144A)	$ 624,000
	245,000		B-/Caa1	Interactive Data Corp., 10.25%, 8/1/18 (144A)	271,338
					$ 895,338
				Total Media	$ 10,705,624

				Retailing - 1.8%
				Distributors - 0.9%
	1,438,000		B/B3	Minerva Overseas II, Ltd., 10.875%, 11/15/19 (144A)	$ 1,549,445

				Internet Retail - 0.4%
	640,000		B/B1	Ticketmaster Entertainment, Inc., 10.75%, 7/28/16	$ 702,400

				Specialty Stores - 0.5%
	800,000	(c)	B/Caa1	Sally Holdings LLC, 10.5%, 11/15/16	$ 884,000
				Total Retailing	$ 3,135,845

				Food, Beverage & Tobacco - 3.9%
				Agricultural Products - 0.7%
	1,127,000		B+/B3	Southern States Cooperative, Inc., 11.25%, 5/15/15 (144A)	$ 1,217,160

				Packaged Foods & Meats - 2.0%
	650,000		NR/B1	Bertin Ltda, 10.25%, 10/5/16 (144A)	$ 707,687
	491,000		NR/B2	Corporacion Pesquera Inca SAC, 9.0%, 2/10/17 (144A)	521,688
	750,000		B-/B3	FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.875%, 2/1/20 (144A)	762,188
	224,421	(b)	NR/NR	Independencia International, Ltd., 12.0%, 12/30/16 (144A)	2,244
	475,000		B+/B1	Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)	496,745
	700,000		B+/B1	Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)	737,625
	275,000	(f)	NR/B2	SA Fabrica de Produtos Alimenticios Vigor, 9.25%, 2/23/17 (144A)	276,970
					$ 3,505,147
				Tobacco - 1.2%
	2,015,000		B+/B2	Alliance One International, Inc., 10.0%, 7/15/16	$ 2,115,750
				Total Food, Beverage & Tobacco	$ 6,838,057

				Household & Personal Products - 0.2%
				Personal Products - 0.2%
	300,000		B/B3	Revlon Consumer Products Corp, 9.75%, 11/15/15	$ 318,750
				Total Household & Personal Products	$ 318,750

				Health Care Equipment & Services - 3.3%
				Health Care Equipment - 0.4%
	750,000		CCC+/Caa2	Accellent, Inc., 10.0%, 11/1/17 (144A)	$ 736,875

				Health Care Facilities - 0.2%
	475,000		CCC+/Caa1	Vanguard Health Systems, Inc., 0.0%, 2/1/16 (144A)	$ 294,500

				Health Care Services - 1.7%
	378,000		B- /B3	BioScrip, Inc., 10.25%, 10/1/15	$ 400,680
	476,000		B-/NR	Gentiva Health Services, Inc., 11.5%, 9/1/18	531,335
	796,459	(d)	B-/B3	Surgical Care Affiliates, Inc., 8.875%, 7/15/15 (144A)	809,401
	1,170,000	(c)	CCC+/Caa1	Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)	1,208,025
					$ 2,949,441
				Health Care Supplies - 1.0%
	750,000		B/Caa1	Bausch & Lomb, Inc., 9.875%, 11/1/15	$ 810,000
	815,000	(d)	B-/B3	Biomet, Inc., 10.375%, 10/15/17	910,762
					$ 1,720,762
				Total Health Care Equipment & Services	$ 5,701,578

				Pharmaceuticals & Biotechnology & Life Sciences - 0.8%
				Biotechnology - 0.5%
	300,000		B/Caa1	ConvaTec Healthcare, 10.5%, 12/15/18 (144A)	$ 319,125
	543,000		B+/B2	Lantheus Medical Imaging, Inc., 9.75%, 5/15/17 (144A)	582,368
					$ 901,493
				Life Sciences Tools & Services - 0.3%
	131,406	(d)	B/Caa1	Catalent Pharma Solutions, Inc., 9.5%, 4/15/15	$ 134,198
	420,000		B+/B3	PharmaNet Development Group, Inc., 10.875%, 4/15/17 (144A)	445,200
					$ 579,398
				Total Pharmaceuticals & Biotechnology & Life Sciences	$ 1,480,891

				Banks - 1.6%
				Diversified Banks - 0.9%
	400,000	(a)(e)	BB+/Ba3	ABN Amro North American Holding Preferred Capital Repackage Trust I, 6.523% (144A)	$ 354,000
	500,000	(a)	NR/B2	Banco Macro SA, 9.75%, 12/18/36	502,500
	700,000		NR/Ba2	Banco Macro SA, 10.75%, 6/7/12	525,000
BRL	350,000		AAA/NR	International Finance Corp., 9.25%, 3/15/13	208,440
	15,747		B/NR	JSC Temirbank, 14.0%, 6/30/22 (144A)	17,952
					$ 1,607,892
				Regional Banks - 0.7%
	600,000	(a)(e)	BBB/Baa3	PNC Financial Services Group, Inc., 8.25%	$ 638,859
	500,000	(a)(e)	A-/Baa3	Wells Fargo Capital XV, 9.75%,	549,400
					$ 1,188,259
				Total Banks	$ 2,796,151

				Diversified Financials - 16.0%
				Asset Management & Custody Banks - 0.4%
	665,000		BBB-/Baa3	Janus Capital Group, Inc., 6.95%, 6/15/17	$ 702,634

				Consumer Finance - 0.3%
	525,000		NR/NR	Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)	$ 525,656

				Investment Banking & Brokerage - 0.2%
	450,000	(a)(e)	BBB-/Baa2	Goldman Sachs Capital II, 5.793%	$ 379,688

				Multi-Sectior Holdings - 0.4%
	600,000		B/B2	Constellation Enterprise, 10.625%, 2/1/16 (144A)	$ 615,000

				Other Diversified Financial Services - 7.6%
EURO	500,000	(a)	NR/NR	ATLAS VI Capital, Ltd., 11.529%, 4/7/13 (144A)	$ 695,718
EURO	500,000	(a)	BB-/NR	ATLAS VI Capital, Ltd., 10.135%, 4/6/13 (144A)	722,316
	311,937	(a)	NR/NR	BTA Bank JSC, 0.0%, 7/1/20 (144A)	23,395
	150,993	(f)	NR/NR	BTA Bank JSC, 10.75%, 7/1/18	162,317
	34,213		NR/NR	BTA Bank JSC, Sub Note, 7.2%, 7/1/25	23,949
	1,500,000	(a)	BB+/NR	Caelus Re II, Ltd., 6.5%, 5/24/13 (144A)	1,524,450
	1,000,000	(a)	B+/NR	Ibis Re, Ltd., 9.25%, 5/3/13 (144A)	1,018,800
	400,000	(a)	BB/NR	Ibis Re, Ltd., 10.552%, 5/10/12 (144A)	425,400
	2,800,000	(a)	BB/NR	Lodestone Re Ltd, 7.38%, 1/8/14 (144A)	2,802,240
	2,000,000	(a)	BB/NR	Lodestone Re Ltd, 8.37%, 5/17/13 (144A)	2,028,400
	1,000,000	(a)	NR/B1	Nelson Re, Ltd., 4.784%, 6/6/11 (144A)	999,400
	500,000	(a)	B/NR	Mariah Re, Ltd., 6.38%, 1/8/14 (144A)	503,850
	500,000	(a)	NR/B3	Nelson Re, Ltd., 11.534%, 6/6/11 (144A)	501,150
	250,000	(a)	NR/NR	Residential Reinsurance 2010, Ltd., 7.41%, 6/6/13 (144A)	248,225
	1,250,000	(a)	NR/NR	Residential Reinsurance 2010, Ltd., 10.91%, 6/6/13 (144A)	1,240,750
	250,000	(a)	B-/NR	Residential Reinsurance 2010, Ltd.,, 13.13%, 6/6/13 (144A)	258,925
					$ 13,179,285
				Specialized Finance - 7.1%
	500,000		BB/Baa3	Capital One Capital V, 10.25%, 8/15/39	$ 540,625
	1,000,000	(a)	B/NR	Montana Re, Ltd., 12.203%, 1/8/14 (144A)	993,300
	1,000,000	(a)	B-/NR	Montana Re, Ltd., 13.553%, 12/7/12 (144A)	1,008,100
	2,000,000	(a)	NR/NR	Montana Re, Ltd., 16.703, 1/8/14 (144A)	1,982,600
	425,000	(a)	B+/B2	National Money Mart Co., 10.375%, 12/15/16	470,156
	755,000	(a)	CCC-/Caa2	NCO Group, Inc., 5.161%, 11/15/13	679,500
	635,000		CCC-/Caa3	NCO Group, Inc., 11.875%, 11/15/14	561,975
	500,000	(a)	B-/NR	Successor X, Ltd., 9.89%, 4/4/13 (144A)	485,200
	1,250,000	(a)	NR/NR	Successor X, Ltd., 11.89%, 4/1/13 (144A)	1,189,625
	2,000,000	(a)	B-/NR	Successor X, Ltd., 14.637%, 4/4/13 (144A)	1,990,200
	2,000,000	(a)	NR/NR	Successor X, Ltd., 16.137%, 4/4/13 (144A)	1,987,400
	500,000	(a)	NR/NR	Successor X, Ltd., 16.89%, 4/4/13 (144A)	468,350
					$ 12,357,031
				Total Diversified Financials	$ 27,759,294

				Insurance - 12.2%
				Insurance Brokers - 1.7%
	250,000		CCC/Caa1	Alliant Holdings I, Inc., 11.0%, 5/1/15 (144A)	$ 264,375
	1,050,000		CCC+/Caa1	HUB International Holdings, Inc., 10.25%, 6/15/15 (144A)	1,084,125
	827,000	(a)	CCC/B3	U.S.I. Holdings Corp., 4.161%, 11/15/14 (144A)	775,313
	804,000		CCC/Caa1	U.S.I. Holdings Corp., 9.75%, 5/15/15 (144A)	824,100
					$ 2,947,913
				Multi-Line Insurance - 1.3%
	1,000,000	(a)	BB/Baa3	Liberty Mutual Group, Inc., 7.0%, 3/15/37 (144A)	$ 948,254
	1,000,000	(a)	BB/Baa3	Liberty Mutual Group, Inc., 10.75%, 6/15/58 (144A)	1,285,000
	65,000		BB-/NR	Sul America Participacoes SA, 8.625%, 2/15/12 (144A)	68,006
					$ 2,301,260
				Property & Casualty Insurance - 0.0%
	40,000	(a)(e)	BB/Ba2	White Mountains Insurance Group, Ltd., 7.506% (144A)	$ 36,895

				Reinsurance - 9.2%
	1,500,000	(a)	BB+/NR	Akibare, Ltd., 3.234%, 5/22/12 (144A)	$ 1,501,800
	1,000,000	(a)	BB+/NR	Akibare, Ltd., 3.434%, 5/22/12 (144A)	1,000,700
	2,000,000	(a)	BB+/NR	Blue Fin, Ltd., 4.703%, 4/10/12 (144A)	1,967,800
	1,000,000	(a)	BB-/NR	Blue Fin, Ltd., 13.803%, 4/16/12 (144A)	1,061,500
	1,500,000	(a)	BB/NR	East Lane Re, Ltd., 7.287%, 5/6/11 (144A)	1,514,400
	1,750,000	(a)	BB+/NR	Fhu-Jin, Ltd., 4.186%, 8/10/11 (144A)	1,771,875
	1,000,000	(a)	BB+/NR	Foundation Re III, Ltd., 5.75%, 2/3/14 (144A)	1,020,400
	1,000,000	(a)	NR/B1	GlobeCat, Ltd., 6.303%, 1/2/13 (144A)	1,013,800
	350,000	(a)	NR/B3	GlobeCat, Ltd., 9.553%, 1/2/13 (144A)	341,600
	600,000	(a)	BB+/NR	Merna Reinsurance II, Ltd., 3.8%, 4/8/13 (144A)	607,500
	250,000	(a)	B/NR	MultiCat Mexico, Ltd., Series 2009-I Class A, 11.5%, 10/19/12 (144A)	268,225
	250,000	(a)	B/NR	MultiCat Mexico, Ltd., Series 2009-I Class B, 10.25%, 10/19/12 (144A)	263,575
	250,000	(a)	B/NR	MultiCat Mexico, Ltd., Series 2009-I Class C, 10.25%, 10/19/12 (144A)	263,125
	250,000	(a)	BB-/NR	MultiCat Mexico, Ltd., Series 2009-I Class D, 10.25%, 10/19/12 (144A)	262,325
	2,500,000	(a)	NR/Ba2	Muteki, Ltd., 4.684, 5/24/11 (144A)	2,514,750
	500,000	(a)	BB/NR	Mystic Re II, Ltd., 12.294%, 3/20/12 (144A)	532,150
					$ 15,905,525
				Total Insurance	$ 21,191,593

				Real Estate - 0.3%
				Real Estate Operating Companies - 0.3%
	54,428		B/NR	Alto Palermo SA, 11.0%, 6/11/12 (144A)	$ 23,948
	410,000		B/NR	IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)	414,613
				Total Real Estate	$ 438,561

				Software & Services - 2.9%
				Application Software - 1.1%
	539,000		B/B3	Allen Systems Group, Inc., 8.5%, 11/15/16 (144A)	$ 557,865
	1,390,000		CCC+/Caa2	Vangent, Inc., 9.625%, 2/15/15	1,310,075
					$ 1,867,940
				Data Processing & Outsourced Services - 0.5%
	404,000	(c)	B-/Caa1	First Data Corp., 8.25%, 1/15/21 (144A)	$ 388,850
	91,000	(c)	B-/Caa1	First Data Corp., 9.875%, 9/24/15	90,773
	404,000	(c)	B-/Caa1	First Data Corp., 12.625%, 1/15/21 (144A)	409,050
					$ 888,673
				Internet Software & Services - 0.7%
	905,000		B- /B1	Terremark Worldwide, Inc., 12.0%, 6/15/17	$ 1,128,988

				IT Consulting & Other Services - 0.2%
	405,000		CCC+/Caa1	Activant Solutions, Inc., 9.5%, 5/1/16	$ 410,062

				Systems Software - 0.4%
	729,523	(d)(g)	NR/NR	Pegasus Solutions, Inc., 13.0%, 4/15/14 (144A)	$ 656,571
				Total Software & Services	$ 4,952,234

				Technology Hardware & Equipment - 0.6%
				Computer Storage & Peripherals - 0.3%
	430,000		BBB /Baa3	Seagate Technology International, Inc., 10.0%, 5/1/14 (144A)	$ 502,025

				Electronic Equipment & Instruments - 0.3%
	486,000		B/B1	Da-Lite Screen Co., Inc., 12.5%, 4/1/15	$ 530,955
				Total Technology Hardware & Equipment	$ 1,032,980

				Semiconductors & Semiconductor Equipment - 0.5%
				Semiconductor Equipment - 0.5%
	750,000		B- /NR	Aeroflex. Inc., 11.75%, 2/15/15	$ 821,250
				Total Semiconductors & Semiconductor Equipment	$ 821,250

				Telecommunication Services - 6.2%
				Alternative Carriers - 1.9%
	945,000		B/B2	Global Crossing, Ltd., 12.0%, 9/15/15	$ 1,086,750
	750,000		B/Ba3	PAETEC Holding Corp., 8.875%, 6/30/17	806,250
	1,010,000		CCC+/Caa1	PAETEC Holding Corp., 9.5%, 7/15/15	1,057,975
	350,000		CCC+/Caa1	PAETEC Holding Corp., 9.875%, 12/1/18 (144A)	370,125
					$ 3,321,100
				Integrated Telecommunication Services - 1.8%
	910,000		B-/B3	Broadview Networks Holdings, Inc., 11.375%, 9/1/12	$ 894,075
	388,000		B-/B3	Cincinnati Bell, Inc., 8.75%, 3/15/18	371,510
	1,250,000		BB-/B2	GCI, Inc., 7.25%, 2/15/14	1,262,500
	500,000		B+/Ba3	Windstream Corp., 8.625%, 8/1/16	530,000
					$ 3,058,085
				Wireless Telecommunication Services - 2.5%
	700,000		B/NR	Bakrie Telecom Tbk PT, 11.5%, 5/7/15 (144A)	$ 760,375
	300,000		NR/Caa1	Digicel Group, Ltd., 10.5%, 4/15/18 (144A)	334,125
	750,000		BB-/B2	NII Capital Corp, 10.0%, 8/15/16	840,000
	790,000	(c)	BB+ /Ba2	OJSC Vimpel Communications Via VIP Ireland, Ltd., 9.125%, 4/30/18 (144A)	880,850
	1,330,000		B-/B2	True Move Co., Ltd., 10.375%, 8/1/14 (144A)	1,423,100
	100,000		B-/B2	True Move Co., Ltd., 10.75%, 12/16/13 (144A)	107,500
					$ 4,345,950
				Total Telecommunication Services	$ 10,725,135

				Utilities - 3.3%
				Electric Utilities - 1.0%
	750,000		B-/NR	Cia de Transporte de Energia Electrica de Alta Tension SA, 8.875%, 12/15/16 (144A)	$ 745,313
	239,000		NR/B2	Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (144A)	263,759
	225,000		BB-/Ba2	PNM Resources, Inc., 9.25%, 5/15/15	252,000
	510,000		CCC-/Caa3	Texas Competitive Electric Holdings LLC, 15.0%, 4/1/21 (144A)	453,900
					$ 1,714,972
				Gas Utilities - 0.9%
	490,000		B+/Ba3	Inergy, L.P., 8.25%, 3/1/16	$ 512,050
	1,135,000		B/B2	Transportadora de Gas del Sur SA, 7.875%, 5/14/17 (144A)	1,150,606
					$ 1,662,656
				Independent Power Producers & Energy Traders - 1.4%
	1,200,000		B/Caa1	Foresight Energy Corp., 9.625%, 8/15/17 (144A)	$ 1,285,500
	500,000		BB-/Ba3	Intergen NV, 9.0%, 6/30/17 (144A)	536,250
	500,000		NR/B2	Star Energy Geothermal (Wayang Windu), Ltd., 11.5%, 2/12/15 (144A)	574,558
					$ 2,396,308
				Total Utilities	$ 5,773,936
				TOTAL CORPORATE BONDS & NOTES
				(Cost $158,387,100)	$ 164,449,602

				CONVERTIBLE BONDS & NOTES - 3.1% of Net Assets
				Materials - 0.9%
				Diverified Chemicals - 0.9%
	1,900	(h)	BB-/NR	Hercules, Inc., 6.5%, 6/30/29	$ 1,615,000
				Total Materials	$ 1,615,000

				Transportation - 0.6%
				Marine - 0.6%
	990,000		CCC+/Caa3	Horizon Lines, Inc., 4.25%, 8/15/12	$ 926,887
				Total Transportation	$ 926,887

				Media - 0.3%
				Movies & Entertainment - 0.3%
	659,000		B-/NR	Live Nation, Inc., 2.875%, 7/15/27	$ 584,039
				Total Media	$ 584,039

				Health Care Equipment & Services - 0.9%
				Health Care Equipment & Services - 0.7%
	1,040,000	(f)	BB+/NR	Hologic, Inc., 2.0%, 12/15/37	$ 1,189,500

				Health Care Facilities - 0.2%
	405,000		B/NR	LifePoint Hospitals, Inc., 3.5%, 5/15/14	$ 408,037

				Health Care Services - 0.0%
	15,000		B+/B2	Omnicare, Inc., 3.25%, 12/15/35	$ 13,725
				Total Health Care Equipment & Services	$ 1,611,262

				Semiconductors & Semiconductor Equipment - 0.2%
				Semiconductor - 0.2%
	150,000		NR/NR	JA Solar Holdings Co., Ltd., 4.5%, 5/15/13	$ 144,375
	271,000		NR/NR	Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13	248,643
				Total Semiconductors & Semiconductor Equipment	$ 393,018

				Telecommunication Services - 0.2%
				Wireless Telecommunication Services - 0.2%
	250,000		B-/NR	NII Holdings, Inc., 3.125%, 6/15/12	$ 246,250
				Total Telecommunication Services	$ 246,250
				TOTAL CONVERTIBLE BONDS & NOTES
				(Cost $3,999,199)	$ 5,376,456

				SOVEREIGN DEBT OBLIGATION - 0.6% of Net Assets
				Brazil - 0.6%
BRL	1,750,000		BBB-/Baa3	Brazilian Government International Bond, 10.25%, 1/10/28	$ 1,043,192
				TOTAL SOVEREIGN DEBT OBLIGATION	$ 1,043,192
				(Cost $947,352)

				SENIOR FLOATING RATE LOAN INTERESTS - 32.0% of Net Assets (i)
				Energy - 0.6%
				Coal & Consumable Fuels - 0.3%
	450,000		NR/NR	PT Bumi Resources, Term Loan, 11.261%, 8/7/13	$ 450,000

				Integrated Oil & Gas - 0.1%
	246,638		NR/NR	Hudson Products Holdings, Inc., Term Loan, 8.5%, 8/24/15	$ 241,089

				Oil & Gas Exploration & Production - 0.2%
	294,168		B/B3	Venoco, Inc., Second Lien Term Loan, 4.313%, 5/7/14	$ 292,605
				Total Energy	$ 983,694

				Materials - 3.4%
				Diversified Chemicals - 0.8%
	480,095		NR/NR	Huntsman International LLC, New Dollar Term Loan B, 1.798%, 4/19/14	$ 478,293
	330,148		B/B1	Ineos US Finance LLC, Senior Credit Facility Term Loan B-2, 7.5%, 12/16/13	342,529
	361,405		B/B1	Ineos US Finance LLC, Senior Credit Facility Term Loan C-2, 8.0%, 12/16/14	374,958
	211,213		BB-/Ba1	Solutia, Inc., Term Loan, 4.75%, 3/17/17	213,391
					$ 1,409,171
				Forest Products - 0.9%
	1,500,000		B+/Ba3	Ainsworth Lumber Co., Ltd., Term Loan, 5.313%, 6/26/14	$ 1,500,375

				Paper Packaging - 0.6%
	457,858		B+/B1	Graham Packaging Co., LP, Term Loan C, 6.75%, 4/5/14	$ 465,993
	89,775		B+/B1	Graham Packaging Co., LP, Term Loan D, 6.0%, 9/23/16	91,552
	412,478		BB+/Ba3	Graphic Packaging International, Inc., Incremental Term Loan, 3.053%, 5/16/14	415,604
					$ 973,149
				Paper Products - 0.4%
	702,731		BB+/Ba1	Georgia-Pacific LLC, Term Loan B, 2.302%, 12/23/12	$ 704,890

				Precious Metals & Minerals - 0.1%
	213,944		BB/B1	Fairmount Minerals, Ltd., Tranche B Term Loan, 6.253%, 8/5/16	$ 218,223

				Specialty Chemicals - 0.1%
	250,000		NR/Ba1	Chemtura Corp., Facility Term Loan, 5.5%, 8/29/16	$ 254,063

				Steel - 0.5%
	880,409	(d)	B/B3	Niagara Corp., New Term Loan, 8.5%, 6/29/14	$ 836,388
				Total Materials	$ 5,896,259

				Capital Goods - 2.6%
				Aerospace & Defense - 1.3%
	605,843		B/B3	DAE Aviation Holdings, Inc., Tranche B-1 Term Loan, 4.06%, 7/31/14	$ 602,435
	247,312		BB/B1	Hunter Defense Technologies, Inc., Term Loan, 3.31%, 8/22/14	240,511
	486,091		BBB-/Ba1	Spirit Aerosystems, Inc., Term Loan B-2, 3.533%, 9/30/16	485,180
	585,141		B/B3	Standard Aero, Ltd., Tranche B-2 Term Loan, 4.04%, 7/31/14	581,850
	372,874		BB/Ba2	TASC, Inc., Tranche A Term Loan, 5.5%, 12/18/14	375,360
					$ 2,285,336
				Building Products - 0.7%
	1,122,188		B+/B1	Goodman Global, Inc., First Lien Initial Term Loan, 5.75%, 10/28/2016	$ 1,133,845

				Construction & Farm Machinery & Heavy Trucks - 0.4%
	496,313		BB+/Ba2	Bucyrus International, Inc., Tranche C (U.S.) Dollar Term Loan, 4.25%, 2/19/16	$ 499,043
	119,583		BB/Ba2	Manitowoc Co., Inc., Term Loan B, 8.0%, 11/6/14	121,526
					$ 620,569
				Industrial Conglomerates - 0.1%
	246,655		BB/Ba2	Pinafore LLC, Term Loan, 6.25%, 9/29/16	$ 250,817

				Industrial Machinery - 0.1%
EURO	121,875		NR/Ba3	SIG Euro Holding AG & Co. KGaA, European Term Loan, 6.75%, 11/5/15	$ 168,971
				Total Capital Goods	$ 4,459,538

				Commercial & Professional Services - 1.6%
				Commercial Printing - 0.2%
	250,000		NR/Caa1	Cenveo Corp., Facility Term Loan B, 6.25%, 12/21/16	$ 254,063

				Environmental & Facilities Services - 1.3%
	248,744		B+/Ba3	Advanced Disposal Services, Inc., Term Loan B, 6.0%, 1/14/15	$ 251,231
	815,000		B+/B1	Brickman Group Holdings, Inc., Tranche B Term Loan, 7.25%, 10/14/16	833,337
	123,125		BB/Ba2	Casella Waste Systems, Inc., Term Loan B, 7.0%, 4/9/14	123,356
	1,206,250		CCC+/B3	Synagro Technologies, Inc., First Lien Term Loan, 2.27%, 4/2/14	1,113,770
					$ 2,321,694
				Security & Alarm Services - 0.1%
	239,776		BB/B1	Protection One, Inc., Term Loan, 6.0%, 6/4/16	$ 240,675
				Total Commercial & Professional Services	$ 2,816,432

				Transportation - 0.9%
				Air Freight & Logistics - 0.7%
	439,482		B/B1	Ceva Group Plc, Pre-Funded Tranche B LC Loan, 0.203%, 11/4/14	$ 419,705
	919,588		NR/B1	Ceva Group Plc, U.S. Tranche B Term Loan, 5.26%, 8/31/16	878,207
					$ 1,297,912
				Airlines - 0.2%
	247,436		B/B2	Delta Air Lines, Inc., Second Lien Term Loan, 3.511%, 4/30/14	$ 244,652
				Total Transportation	$ 1,542,564

				Automobiles & Components - 1.5%
				Auto Parts & Equipment - 0.7%
	140,912		B+/Ba3	Federal-Mogul Corp., Tranche B Term Loan, 2.198%, 12/29/14	$ 137,243
	71,894		B+/Ba3	Federal-Mogul Corp., Tranche C Term Loan, 2.198%, 12/28/15	70,022
	256,021		B+/B3	HHI Group Holdings LLC, Term Loan, 10.5%, 3/30/15	260,502
	598,500		NR/B1	Metaldyne LLC, Term Loan, 7.75%, 10/22/16	613,463
	145,000		NR/NR	UCI International, Inc., Term Loan, 0.0%, 7/26/17	145,000
					$ 1,226,230
				Automobile Manufacturers - 0.3%
	458,299		BB/Baa3	Ford Motor Co., Tranche B-1 Term Loan, 3.02%, 12/15/13	$ 459,985

				Tires & Rubber - 0.5%
	1,000,000		BB/Ba1	Goodyear Tire & Rubber Co., Second Lien Term Loan, 1.96%, 4/30/14	$ 984,750
				Total Automobiles & Components	$ 2,670,965

				Consumer Durables & Apparel - 0.3%
				Lesiure Products - 0.3%
	450,086		BB-/Ba3	SRAM LLC, Term Loan, 5.004%, 4/30/15	$ 455,150
				Total Consumer Durables & Apparel	$ 455,150

				Consumer Services - 0.3%
				Specialized Consumer Services - 0.3%
	443,199		B+/B1	Wash MultiFamily Laundry Systems LLC, Term Loan, 7.0%, 8/28/14	$ 445,415
				Total Consumer Services	$ 445,415

				Media - 3.1%
				Advertising - 0.6%
	992,500		BB-/Ba2	Affinion Group, Inc., Tranche B Term Loan, 5.0%, 10/9/16	$ 1,000,564

				Broadcasting - 1.4%
	493,514		#N/A	FoxCo Aquisition Sub LLC, Term Loan, 7.5%, 7/14/15	$ 494,130
	919,342		B+/Ba3	Insight Midwest Holdings LLC, Term Loan B, 2.024%, 4/7/14	917,809
	412,740		BB/Ba2	TWCC Holding Corp., Replacement Term Loan, 5.0%, 9/14/15	415,234
	595,282		B/B2	Univision Communications, Inc., First Lien Term Loan, 4.51%, 3/31/17	585,888
					$ 2,413,061
				Cable & Satellite - 0.3%
	553,026		B-/B1	WideOpenWest Finance LLC, Series A Term Loan, 6.76%, 6/30/14	$ 550,261

				Movies & Entertainment - 0.4%
	224,492		NR/Ba1	Cinedigm Digital Funding I LLC, Term Loan, 5.25%, 4/29/16	$ 223,370
	632,973		B/B3	Lodgenet Entertainment Corp., Closing Date Term Loan, 2.31% , 4/4/14	594,467
					$ 817,837
				Publishing - 0.4%
	844,269		B/B1	RH Donnelley, Inc., Term Loan, 9.0%, 10/24/14	$ 681,898
				Total Media	$ 5,463,621

				Retailing - 0.5%
				Automotive Retail - 0.2%
	250,000		BB+/Ba3	Autotrader.com, Inc., Tranche B Term Loan, 4.75%, 12/15/16	$ 252,707

				Specialty Stores - 0.3%
	545,875		B+/Ba3	Savers, Inc., Term Loan, 5.75%, 3/11/16	$ 550,651
				Total Retailing	$ 803,358

				Food & Staples Retailing - 0.3%
				Food Retail - 0.3%
	481,250		B/B2	Bi-Lo LLC, Facility Term Loan, 9.5%, 5/12/15	$ 495,688
				Total Food & Staples Retailing	$ 495,688

				Food, Beverage & Tobacco - 1.0%
				Packaged Foods & Meats - 1.0%
	1,070,000		BB/NR	Del Monte Foods Co., Bridge Loan, 0.0%, 11/24/11	$ 1,070,000
	250,000		B+/Ba3	Green Mountain Coffee Roasters, Inc., Facility Term Loan B, 5.5%, 12/16/16	251,406
	500,000		BB-/B2	Pierre Foods, Inc., Second Lien Term Loan, 11.25%, 9/29/17	505,938
				Total Food, Beverage & Tobacco	$ 1,827,344

				Household & Personal Products - 0.6%
				Household Products - 0.3%
	300,000		BB/Ba3	Reynolds Group Holdings, Inc., Incremental Tranche D Term Loan, 6.5%, 5/5/16	$ 301,999
	246,875		B+/Ba3	Reynolds Group Holdings, Inc., Term Loan, 6.5%, 5/5/16	248,289
					$ 550,288
				Personal Products - 0.3%
	250,000		BB-/Ba3	NBTY, Inc., Term Loan B, 6.25%, 10/1/17	$ 254,297
	248,125		BB-/Ba3	Revlon Consumer Products Corp., Term Loan, 6.0%, 3/11/15	250,451
					$ 504,748
				Total Household & Personal Products	$ 1,055,036

				Health Care Equipment & Services - 4.0%
				Health Care Facilities - 0.9%
	248,125		B/B1	Ardent Medical Services, Inc., Term Loan, 6.5%, 9/15/15	$ 250,089
	49,830		NR/NR	Community Health Systems, Inc., Delayed Draw Term Loan, 2.544%, 7/25/14	49,646
	967,540		BB/Ba3	Community Health Systems, Inc., Term Loan, 2.544%, 7/25/14	963,972
	82,579		BB/Ba3	HCA, Inc., Tranche B-1 Term Loan, 2.553%, 11/18/13	82,532
	198,040		BB/Ba3	HCA, Inc., Tranche B-2 Term Loan, 3.553%, 3/31/17	200,420
					$ 1,546,659
				Health Care Services - 1.6%
	302,933		B+/NR	Aveta, Inc., NAMM Term Loan, 8.5%, 4/14/15	$ 305,205
	1,334,465		NR/NR	Catalent Pharma, Inc., Dollar Term Loan, 2.51%, 4/10/14	1,301,660
	467,650		BB-/Ba3	Inventiv Health, Inc., Term Loan B, 6.5%, 8/4/16	474,665
	372,188		NR/B1	Prime Healthcare Services, Inc., Term Loan B, 7.25%, 4/28/15	366,605
	247,222		B+/Ba2	Sun Healthcare Group, Inc., Term Loan B, 7.5%, 10/18/16	249,540
					$ 2,697,675
				Health Care Supplies - 1.0%
	111,998		NR/NR	Bausch & Lomb, Inc., Delayed Draw Term Loan, 3.51%, 4/24/15	$ 112,577
	461,267		NR/NR	Bausch & Lomb, Inc., Parent Term Loan, 3.543%, 4/24/15	463,650
	482,500		BB/Ba2	IM US Holdings LLC, First Lien Term Loan, 2.26%, 6/26/14	481,746
	600,000		B-/B1	IM US Holdings LLC, Second Lien Term Loan, 4.51%, 6/26/15	598,500
					$ 1,656,473

				Health Care Technology - 0.3%
	247,560		BB/Ba3	IMS Health, Inc., Tranche B Dollar Term Loan, 5.25%, 2/26/16	$ 251,118
	400,000		B/B2	Medical Card System, Inc., Term Loan, 12.0%, 9/17/15	406,000
					$ 657,118
				Managed Health Care - 0.2%
	302,933		B+/B1	Aveta, Inc., MMM Term Loan, 8.5%, 4/14/15	$ 305,205
				Total Health Care Equipment & Services	$ 6,863,130

				Pharmaceuticals & Biotechnology & Life Sciences - 0.6%
				Biotechnology - 0.5%
	118,800		BB/B1	Warner Chilcott Co. LLC, Term Loan, 6.25%, 4/30/15	$ 119,897
	356,949		BB/Ba3	Warner Chilcott Co. LLC, Term Loan A, 6.0%, 10/30/14	358,288
	176,644		BB/Ba3	Warner Chilcott Co. LLC, Term Loan B-1, 6.25%, 4/30/15	178,272
	294,144		BB/Ba3	Warner Chilcott Co. LLC, Term Loan B-2, 6.25%, 4/30/15	296,856
					$ 953,313
				Pharmaceuticals - 0.1%
	146,714		BBB-/Baa3	Mylan, Inc., U.S. Tranche B Term Loan, 3.563%, 10/2/14	$ 147,814
				Total Pharmaceuticals & Biotechnology & Life Sciences	$ 1,101,127

				Diversified Financials - 1.8%
				Other Diversified Financial Services - 0.3%
	147,789		B-/B2	BNY ConvergEX Group LLC, Second Lien (EZE) Term Loan, 8.75%, 12/18/17	$ 151,706
	352,211		B+/NR	BNY ConvergEX Group LLC, Second Lien (TOP) Term Loan, 8.75%, 12/18/17	361,544
					$ 513,250
				Specialized Finance - 1.5%
	826,204		B/B3	Ace Cash Express, Inc., Term Loan, 3.26%, 10/5/13	$ 805,549
	666,800		BB+/B1	Asset Acceptance Capital Corp., Tranche B Term Loan, 3.807%, 6/12/13	655,131
	839,921		CCC+/B1	Collect Acquisition Corp., Advance Term Loan B, 7.5%, 5/15/13	832,362
	248,750		BB+/Ba2	MSCI, Inc., Term Loan, 4.75%, 6/1/16	251,704
					$ 2,544,746
				Total Diversified Financials	$ 3,057,996

				Insurance - 3.3%
				Insurance Brokers - 2.4%
	1,434,600		B-/B2	Alliant Holdings I, Inc., Term Loan, 3.303%, 8/21/14	$ 1,398,735
	127,546		B/B2	HUB International, Ltd., Delay Draw Term Loan, 2.803%, 6/13/14	127,120
	567,416		B/B2	HUB International, Ltd., Initial Term Loan, 2.803%, 6/13/14	565,520
	98,750		NR/NR	U.S.I. Holdings Corp., Series C Term Loan, 7.0%, 5/5/14	99,460
	1,930,000		B-/B2	U.S.I. Holdings Corp., Tranche B Term Loan, 2.76%, 5/5/14	1,895,019
					$ 4,085,854
				Multi-Line Insurance - 0.9%
	790,101		B-/B2	AmWins Group, Inc., Initial Term Loan, 2.804%, 6/8/13	$ 776,768
	1,000,000		CCC/B3	AmWins Group, Inc., Second Lien Initial Term Loan, 5.81%, 6/9/14	876,667
					$ 1,653,435
				Total Insurance	$ 5,739,289

				Real Estate - 0.1%
				Real Estate Development - 0.1%
	248,125		B/Ba3	Ozburn-Hessey Holding Co. LLC, First Lien Term Loan, 7.5%, 4/8/16	$ 252,777
				Total Real Estate	$ 252,777

				Software & Services - 3.2%
				Application Software - 0.8%
	969,466		B+/Ba2	Nuance Communications, Inc., Term Loan, 2.01%, 3/29/13	$ 969,314
	500,000		NR/Caa1	Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/29/17	508,282
					$ 1,477,596
				Data Processing & Outsourced Services - 0.3%
	525,000		B-/B2	Fifth Third Processing Solutions LLC, Second Lien Term Loan, 8.25%, 11/3/17	$ 533,925

				IT Consulting & Other Services - 1.3%
	388,382		B+/B1	Activant Solutions, Inc., Term Loan B-1, 2.313%, 5/2/13	$ 384,498
	1,887,369		BB/Ba3	SunGard Data Systems, Inc., Tranche A U.S.Term Loan, 2.011%, 2/28/14	1,883,324
					$ 2,267,822
				Systems Software - 0.8%
	1,354,712		BB-/B1	Vangent, Inc., Term Loan, 2.29%, 2/14/13	$ 1,334,392
				Total Software & Services	$ 5,613,735

				Technology Hardware & Equipment - 0.7%
				Communications Equipment - 0.4%
	250,000		BB/Ba3	Commscope, Inc., Term Loan, 5.0%, 1/14/18	$ 255,625
	250,000		BB-/Ba3	TowerCo Finance LLC, Term Loan, 0.0%, 2/2/17	250,000
	247,500		BB-/Ba3	TowerCo Finance LLC, Term Loan, 6.0%, 11/24/14	250,052
					$ 755,677
				Electronic Equipment & Instruments - 0.3%
	488,773		BB-/Ba3	Scitor Corp., Term Loan, 4.51%, 9/26/14	$ 487,857
				Total Technology Hardware & Equipment	$ 1,243,534

				Semiconductors & Semiconductor Equipment - 0.9%
				Semiconductor Equipment - 0.9%
	698,721		NR/NR	Aeroflex, Inc., Tranche B-2 Term Loan, 4.813%, 8/15/14	$ 700,687
	772,755		B-/B2	Freescale Semiconductor, Inc., Extended Maturity Term Loan, 4.506%, 12/1/16	775,791
				Total Semiconductors & Semiconductor Equipment	$ 1,476,478

				Telecommunication Services - 0.3%
				Integrated Telecommunication Services - 0.3%
	429,377		B+/B2	Telesat Canada, U.S. Term I Loan, 3.26%, 10/31/14	$ 429,958
	36,883		B+/B2	Telesat Canada, U.S. Term II Loan, 3.26%, 10/31/14	36,933
				Total Telecommunication Services	$ 466,891

				Utilities - 0.4%
				Electric Utilities - 0.3%
	655,011		B-/B2	Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-2 Term Loan, 3.786%, 10/10/14	$ 542,891

				Independent Power Producers & Energy Traders - 0.1%
	184,378		NR/NR	Mach Gen LLC, First Lien Synthetic LC Loan, 0.053%, 2/22/13	$ 171,933
				Total Utilities	$ 714,824
				TOTAL SENIOR FLOATING RATE LOAN INTERESTS
				(Cost $54,916,288)	$ 55,444,845

				MUNICIPAL BONDS - 0.5% of Net Assets
				Texas - 0.5%
	950,000		CCC+/NR	Alliance Airport Authority Income Special Facilities Revenue, 5.75%, 12/1/29	$ 711,635
	175,000		CCC+/Caa2	Dallas-Fort Worth International Airport Facility Improvement Revenue, 6.375%, 5/1/35	137,624
				TOTAL MUNICIPAL BONDS	$ 849,259
				(Cost $843,742)

	Shares			COMMON STOCKS - 0.6% of Net Assets
				Energy - 0.0%
				Oil & Gas Drilling - 0.0%
	1,109	(j)		Rowan Companies, Inc.	$ 38,017
				Total Energy	$ 38,017

				Materials - 0.4%
				Commodity Chemicals - 0.3%
	9,362	(j)		Georgia Gulf Corp.	$ 249,310
	8,260	(j)		Lyondell Basell Industries NV	296,864
					$ 546,174
				Forest Products - 0.0%
	13,963	(j)		Ainsworth Lumber Co., Ltd.	$ 48,160

				Steel - 0.1%
	15,083	(g)(j)		Niagara Corp.	$ 105,430
				Total Materials	$ 699,764

				Automobiles & Components - 0.2%
				Auto Parts & Equipment - 0.2%
	3,501	(j)		Lear Corp.	$ 369,811
				Total Automobiles & Components	$ 369,811

				Media - 0.0%
				Cable & Satellite - 0.0%
	213	(j)		Charter Communications, Inc.	$ 8,946
				Total Media	$ 8,946

				Diversified Financials - 0.0%
				Diversified Financial Services - 0.0%
	731	(j)		BTA Bank JSC (144A)	$ 12,311
				Total Diversified Financials	$ 12,311

				Software & Services - 0.0%
				Systems Software - 0.0%
	2,114	(g)(j)		Perseus Holding Corp. (144A)	$ -
				Total Software & Services	$ -
				TOTAL COMMON STOCKS
				(Cost $720,604)	$ 1,128,849

				CONVERTIBLE PREFERRED STOCK - 0.3% of Net Assets
				Diversified Financials - 0.3%
				Other Diversified Financial Services - 0.3%
	470			Bank of America Corp.	$ 465,535
				Total Diversified Financials	$ 465,535
				TOTAL CONVERTIBLE PREFERRED STOCK
				(Cost $382,900)	$ 465,535

				PREFERRED STOCK - 0.0% of Net Assets
				Software & Services - 0.0%
				Systems Software - 0.0%
	1,110	(g)(j)		Perseus Holding Corp. (144A)	$ -
				Total Software & Services	$ -
				TOTAL PREFERRED STOCK
				(Cost $0)	$ -

				RIGHTS/WARRANTS - 0.0% of Net Assets
				Real Estate - 0.0%
				Real Estate Development - 0.0%
	750,000	(k)(j)		Neo-China Group Holdings, Ltd., Expires 7/22/12 (144A)	$ 962
				TOTAL RIGHTS/WARRANTS
				(Cost $17,012)	$ 962

				ESCROW HOLDINGS - 0.0% of Net Assets
				Automobiles & Components - 0.0%
				Auto Parts & Equipment - 0.0%
	1,140,000	(g)(j)		Lear Corp.	$ -
				Total Automobiles & Components	$ -
				TOTAL ESCROW HOLDINGS
				(Cost $0)	$ -

				TEMPORARY CASH INVESTMENTS - 4.6% of Net Assets
				Repurchase Agreements - 1.7%
	2,900,000			Deutsche Bank AG, 0.22%, dated 1/31/11, repurchase price of $2,900,000 pluse accrued interest
				on 2/1/11 collateralized by the following:
				$2,958,000 Federal National Mortgage Association, 7.0%, 8/1/38	$ 2,900,000
				Total Repurchase Agreements	$ 2,900,000

				Securities Lending Collateral - 2.9%(l)
				Certificates of Deposit:
	159,236			Bank of Nova Scotia, 0.35%, 9/29/11	$ 159,236
	111,465			BBVA Group NY, 0.86%, 7/26/11	111,465
	79,618			BNP Paribas Bank NY, 0.29%, 2/8/11	79,618
	159,236			Canadian Imperial Bank of Commerce NY, 0.27%, 4/27/11	159,236
	159,236			DnB NOR Bank ASA NY, 0.25%, 3/7/11	159,236
	79,614			National Australia Bank NY, 0.32%, 10/19/11	79,614
	159,236			Nordea NY, 0.3%, 4/13/11	159,236
	159,236			RoboBank Netherland NV NY, 0.31%, 8/8/11	159,236
	159,236			Royal Bank of Canada NY, 0.42%, 12/2/11	159,236
	79,618			SocGen NY, 0.30%, 2/10/11	79,618
	159,236			Westpac Banking Corp. NY, 0.42%, 12/6/11	159,236
					$ 1,464,967
				Commercial Paper:
	63,694			American Honda Finance, 0.35%, 1/11/12	$ 63,694
	63,885			American Honda Finance, 1.05%, 6/20/11	63,885
	58,463			Australia & New Zealand Banking Group, 0.89%, 8/4/11	58,463
	162,110			Caterpillar Financial Services Corp., 1.05%, 6/24/11	162,110
	47,768			CHARFD, 0.26%, 2/8/11	47,768
	79,617			FAIRPP, 0.27%, 2/2/11	79,617
	81,769			FAIRPP, 0.27%, 3/7/11	81,769
	159,247			Federal Home Loan Bank, 0.35%, 6/1/11	159,247
	15,919			General Electric Capital Corp., 0.38%, 6/6/11	15,919
	79,638			General Electric Capital Corp., 0.39%, 4/28/11	79,638
	159,191			OLDLLC, 0.27%, 3/11/11	159,191
	95,532			Parfin, 0.27%, 2/14/11	95,532
	159,226			SEB, 0.39%, 2/7/11	159,226
	79,560			SOCNAM, 0.37%, 4/14/11	79,560
	95,530			STDFIN, 0.6%, 2/8/11	95,530
	159,235			STRAIT, 0.25%, 2/2/11	159,235
	79,617			TBLLC, 0.27%, 2/2/11	79,617
	159,236			Toyota Motor Credit Corp., 0.42%, 9/8/11	159,236
	63,688			VARFUN, 0.26%, 2/14/11	63,688
	95,486			VARFUN, 0.27%, 4/20/11	95,486
	95,543			Wachovia, 0.40%, 3/22/11	95,543
	63,731			Wachovia, 0.43%, 10/15/11	63,731
					$ 2,117,685
				Tri-party Repurchase Agreements:
	46,895			Barclays Capital Markets, 0.22%, 11/1/10	$ 46,895
	79,618			Deutsche Bank Securites, Inc., 0.21%, 11/1/10	79,618
	318,472			HSBC Bank USA NA, 0.22% 11/1/10	318,472
	477,708			RBS Securities, Inc., 0.22%, 11/1/10	477,708
					$ 922,693
	Shares			Money Market Mutual Funds:
	238,854			Dreyfus Preferred Money Market Fund	$ 238,854
	238,854			Fidelity Prime Money Market Fund	238,854
					$ 477,708
				Total Securities Lending Collateral	$ 4,983,053
				TOTAL TEMPORARY CASH INVESTMENTS
				(Cost $7,883,053)	$ 7,883,053
				TOTAL INVESTMENTS IN SECURITIES - 138.7%
				(Cost $232,395,054)(m)	$ 240,547,844
				OTHER ASSETS AND LIABILITIES - (38.7)%	$ (67,070,246)
				NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%	$ 173,477,598

	NR		Security not rated by S&P or Moody's.

	WR		Withdrawn rating.

	(144A)		Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such
			securities may be resold normally to qualified institutional buyers in a transaction exempt
			from registration. At January 31, 2011, the value of these securities amounted to
			$111,814,731 or 64.5% of total net assets applicable to common shareowners.

	(a)		Floating rate note. The rate shown is the coupon rate at January 31, 2011.

	(b)		Security is in default and is non-income producing.

	(c)		At January 31, 2011, the following securities were out on loan:
			Principal
			Amount
			USD ($)	Description	Value
			100,000	Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)	$ 209,230
			196,000	Burger King Corp., 9.875%, 10/15/18	113,750
			348,000	CEVA Group Plc, 11.5%, 4/1/18 (144A)	376,348
			200,000	Evraz Group SA, 9.5%, 4/24/18 (144A)	225,750
			300,000	First Data Corp., 8.25%, 1/15/21 (144A)	288,750
			85,000	First Data Corp., 9.875%, 9/24/15	84,787
			399,000	First Data Corp., 12.625%, 1/15/21 (144A)	403,988
			232,000	Goodyear Tire & Rubber Co., 10.5%, 5/15/16	263,320
			750,000	OJSC Vimpel Communications Via VIP Ireland, Ltd., 9.125%, 4/30/18 (144A)	836,250
			100,000	Petroplus Finance, Ltd., 9.375%, 9/15/19 (144A)	97,500
			385,000	Sally Holdings LLC, 10.5%, 11/15/16	425,425
			210,000	Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)	216,825
			1,113,000	Tower Automotive Holdings USA LLC, 10.625%, 9/1/17 (144A)	1,204,822
					$ 4,746,745

	(d)		Payment-in-Kind (PIK) security which may pay interest in additional principal amount.

	(e)		Security is a perpetual bond and has no definite maturity date.

	(f)		Debt obligation initially issued at one coupon rate which converts to another coupon rate at a specific date.
			The coupon rate shown is the coupon rate at January 31, 2011.

	(g)		Security is fair valued using fair value methods (other than prices supplied by independent pricing services).

	(h)		Security is priced as a unit.

	(i)		Floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by
			reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major
			European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks,
			(iii) the certificate of deposit (iv) other base lending rates used by commercial lenders. The interest rate shown is the
			coupon rate accruing at January 31, 2011.

	(j)		Non-income producing.

	(k)		Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is
			$17,012. The aggregate value $962 represents 0.0% of total net assets applicable to common shareowners.

	(l)		Securities lending collateral is managed by Credit Suisse AG, New York branch.

	(m)		At January 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes
			of $233,298,282 was as follows:

			Aggregate gross unrealized gain for all investments in which
			there is an excess of value over tax cost		$ 14,811,109

			Aggregate gross unrealized loss for all investments in which
			there is an excess of tax cost over value		(7,561,547)
			Net unrealized gain		$ 7,249,562
			For financial reporting purposes net unrealized gain was $8,152,790 and cost of
			investments aggregated $232,395,054.

		Glossary of Terms:
		LC - Letter of Credit

		Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted.

		BRL	Brazilian Real
		EURO	Euro
		NOK	Norwegian Krone

		Purchases and sales of securities (excluding temporary cash investments) for the period ended January 31, 2011, aggregated
		$60,631,771 and $52,889,495, respectively.
Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of January 31, 2011, in valuing the Trust’s investments:
	Level 1	Level 2	Level 3	Total

Asset backed securities	$-	$2,263,079	$-	$2,263,079
Collaterized mortgage obligations	-	1,643,012	-	1,643,012
Corporate bonds & notes (environmental & facilities services)	-	-	-	-
Corporate bonds & notes (industrial conglomerates)	-	-	73,800	73,800
Corporate bonds & notes (systems software)	-	-	656,571	656,571
Corporate bonds & notes (other industries)	-	163,719,231	-	163,719,231
Convertible bonds & notes	-	5,376,456	-	5,376,456
Sovereign debt obligation	-	1,043,192	-	1,043,192
Floating rate loan interests	-	55,444,845	-	55,444,845
Municipal bonds	-	849,259	-	849,259
Common stock (steel)	-	-	105,430	105,430
Common stock (systems software)	-	-	-	-
Common stock (other industries)	962,948	60,471	-	1,023,419
Convertible preferred stock (other industries)	465,535	-		465,535
Rights/Warrants	-	962	-	962
Temporary cash investments	-	7,405,345	-	7,405,345
Money market mutual funds	477,708	-	-
Total	$1,906,191	$237,805,852	$835,801	$240,547,844

 The following is a reconciliation of assets valued using significant unobservable inputs (level 3):
	Balance as of 4/30/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchases (sales)	Transfer in and out of Level 3*	Balance as of 1/31/11
Corporate bonds & notes (environmental & facilities services)	$-	$-	$(3,500)	$-	$3,500	$-
Corporate bonds & notes (industrial conglomerates)	-	-	-	73,800	-	73,800
Corporate bonds & notes (systems software)	513,749	-	98,298	44,524	-	656,571
Floating rate loan interests (steel)	891,034	-	(35,335)	(19,311)	(836,388)	-
Common stock (steel)	117,044	-	(11,614)	-	-	105,430
Common stock (systems software)	-	-	-	-	-	-
Escrow holdings	-	-	-	-	-	-
Ending balance	$1,521,827	$-	$47,849	$99,013	$(832,888)	$835,801

*Transfers are calculated beginning of period.
 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Diversified High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 1, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 1, 2011

* Print the name and title of each signing officer under his or her signature.